Note 36 (Tables)	6 Months Ended
Jun. 30, 2026
Other Operating Income Expense [Abstract]
Other operating income [Table Text Block]
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

OTHER OPERATING INCOME (MILLIONS OF EUROS)

	June 2026	June 2025
Gains from sales of non-financial services	190	178
Other operating income	127	173
Total	317	351

Other operating expense [Table Text Block]
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

OTHER OPERATING EXPENSE (MILLIONS OF EUROS)

	June 2026	June 2025
Change in inventories	80	62
Contributions to guaranteed banks deposits funds	363	318
Hyperinflation adjustment ⁽¹⁾	473	319
Other operating expense ⁽²⁾	548	529
Total	1,464	1,228
(1) In the six months ended June 30, 2026, it includes €279 million due to Argentina, €149 million due to Turkey and €45 million due to Venezuela. In the six months ended June 30, 2025, it included €211 million due to Argentina, €76 million due to Turkey and €32 million due to Venezuela.
(2) It includes costs and expenses associated with sales of non-financial services.